OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 1,760	$ 2,296
Government authorities	10,459	5,765
Deferred tax assets	11,249	8,384
Advances to suppliers	2,976	2,480
Derivatives	2,060	2,479
Other receivables (see also note 10)	3,726	1,325
Other accounts receivables and prepaid expenses	$ 32,230	$ 22,729